Stock-Based Compensation - Narrative (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 10.4	$ 12.6	$ 22.0
Tax benefit from stock-based compensation arrangements	3.6	4.9	7.4
Cash received from option exercise	0.5	0.4	1.0
Stock options intrinsic value	$ 0.8	0.1	1.2
Performance stock options, threshold trading days	20 days
Performance stock options, threshold increase from closing price on date of grant	25.00%
Unrecognized compensation cost, non vested shares	$ 10.0
Fair value of restricted stock units and restricted stock awards vested	$ 7.8	$ 12.5	$ 16.5
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, contractual term	10 years
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of performance options granted (dollars per share) | $ / shares	$ 11.53
Weighted-average period in years, unrecognized compensation cost	1 year 6 months
Performance Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options weighted average remaining contractual term	6 years
Total unrecognized compensation cost related to non-vested performance stock options	$ 1.4
Non-Vested Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period in years, unrecognized compensation cost	1 year 4 months 24 days
Minimum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	3 years
Maximum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	5 years
2017 Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant | shares				5,713,571
Conversion ratio full value awards				2.12
2017 Incentive Compensation Plan | Full Value Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio full value awards				2.12
2017 Incentive Compensation Plan | Stock Options and Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio full value awards				1
2017 Plan and 2013 Plan | Performance Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	3 years
Share-based compensation, contractual term	7 years
Options performance measurement period	4 years